CONCENTRATIONS OF RISK (Details Narrative)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Amazon platform [Member]
Percentage of revenue from consumer website	5.29%
Percentage of revenues	94.71%
Concentration Of Customers And Vendors [Member] | One Vendor [Member]
Percentage of costs of sales	11.76%	40.00%
Concentration Of Customers And Vendors [Member] | Two Vendor [Member]
Percentage of costs of sales	19.37%	58.00%
Concentration Of Customers And Vendors [Member] | Three Vendor [Member]
Percentage of costs of sales	50.71%